Exhibit 99.1

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 4-28-2007	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		5/17/2007
2	Payment Date		5/21/2007
3	Collection Period	4/1/2007	4/28/2007	28
4	Monthly Interest Period - Actual	4/20/2007	5/20/2007	31
5	Monthly Interest - Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	266,000,000.00	13,080,838.40	—	13,080,838.40	—	—
7	Class A-2 Notes	483,000,000.00	483,000,000.00	—	13,848,139.88	469,151,860.12	0.9713289
8	Class A-3 Notes	544,000,000.00	544,000,000.00	—	—	544,000,000.00	1.0000000
9	Class A-4 Notes	207,000,000.00	207,000,000.00	—	—	207,000,000.00	1.0000000
10	Certificates	148,380,192.94	148,380,192.94	—	—	148,380,192.94	1.0000000

11	Equals: Total Securities	$1,648,380,192.94	$1,395,461,031.34	$—	$26,928,978.28	$1,368,532,053.06

12	Total Securitization Value	$1,648,380,192.94	$1,420,160,758.40			$1,393,231,780.12

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
13	Class A-1 Notes	5.5235%	62,217.01	4.7563472	13,143,055.41	1,004.7563472
14	Class A-2 Notes	5.5500%	2,233,875.00	4.6250000	16,082,014.88	33.2960971
15	Class A-3 Notes	5.5000%	2,493,333.33	4.5833333	2,493,333.33	4.5833333
16	Class A-4 Notes	5.5400%	955,650.00	4.6166667	955,650.00	4.6166667

	Equals: Total Securities		5,745,075.34		32,674,053.62

C.	COLLECTIONS AND AVAILABLE FUNDS

17	Lease Payments Received	24,859,867.56
18	Pull Ahead Waived Payments	—
19	Sales Proceeds - Early Terminations	9,981,648.91
20	Sales Proceeds - Scheduled Terminations	3,244,319.99
21	Security Deposits for Terminated Accounts	41,550.00
22	Excess Wear and Tear Received	13,271.91
23	Excess Mileage Charges Received	45,595.68
24	Other Recoveries Received	75,776.75

25	Subtotal: Total Collections	38,262,030.80

26	Repurchase Payments	—
27	Postmaturity Term Extension	—
28	Investment Earnings on Collection Account	226,424.01

29	Total Available Funds, prior to Servicer Advances	38,488,454.81

30	Servicer Advance	—

31	Total Available Funds	38,488,454.81

32	Reserve Account Draw	—
33	Available for Distribution	38,488,454.81

D.	DISTRIBUTIONS

34	Payment Date Advance Reimbursement (Item 78)		—
35	Servicing Fee (Servicing and Administrative Fees paid pro rata):
36	Servicing Fee Shortfall from Prior Periods		—
37	Servicing Fee Due in Current Period		1,183,467.30
38	Servicing Fee Shortfall		—
39	Administration Fee (Servicing and Administrative Fees paid pro rata):
40	Administration Fee Shortfall from Prior Periods		—
41	Administration Fee Due in Current Period		5,000.00
42	Administration Fee Shortfall		—
43	Interest Paid to Noteholders		5,745,075.34
44	First Priority Principal Distribution Amount		—
45	Amount Paid to Reserve Account to Reach Specified Balance		—
46	Subtotal: Remaining Available Funds	31,554,912.17
47	Regular Principal Distribution Amount	26,928,978.28
48	Regular Principal Paid to Noteholders (lesser of Item 46 and Item 47)		26,928,978.28
49	Other Amounts paid to Trustees		—

50	Remaining Available Funds		4,625,933.89

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 4-28-2007	PAGE 2

E.	CALCULATIONS

51	Calculation of First Priority Principal Distribution Amount:
52	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	1,247,080,838.40
53	Less: Aggregate Securitization Value (End of Collection Period)	(1,393,231,780.12)

54	First Priority Principal Distribution Amount (not less than zero)	—

55	Calculation of Regular Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	1,247,080,838.40
57	Less: First Priority Principal Distribution Amount	—
58	Less: Targeted Note Balance	(1,220,151,860.12)

59	Regular Principal Distribution Amount	26,928,978.28

60	Calculation of Targeted Note Balance:
61	Aggregate Securitization Value (End of Collection Period)	1,393,231,780.12
62	Less: Targeted Overcollateralization Amount (10.5% of Initial Securitization Value)	(173,079,920.00)

63	Targeted Note Balance	1,220,151,860.12

64	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 29)	38,488,454.81
66	Less: Payment Date Advance Reimbursement (Item 78)	—
67	Less: Servicing Fees Paid (Items 36, 37 and 38)	1,183,467.30
68	Less: Administration Fees Paid (Items 40, 41 and 42)	5,000.00
69	Less: Interest Paid to Noteholders (Item 43)	5,745,075.34
70	Less: 1st Priority Principal Distribution (Item 54)	—

71	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	31,554,912.17
72	Monthly Lease Payments Due on Included Units but not received (N/A if Item 71 > 0)	N/A

73	Servicer Advance (If Item 71 < 0, lesser of Item 72 and absolute value of Item 71, else 0)	—

74	Total Available Funds after Servicer Advance (Item 71 plus Item 72)	31,554,912.17
75	Reserve Account Draw Amount (If Item 74 is < 0, Lesser of the Reserve Account Balance and Item 74)	—

76	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance	—
78	Payment Date Advance Reimbursement	—
79	Additional Payment Advances for current period	—

80	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

81	Reserve Account Balances:
82	Specified Reserve Account Balance (0.75% of Initial Securitized Value)		12,362,851.45
83	Initial Reserve Account Balance		12,362,851.45
84	Beginning Reserve Account Balance		12,362,851.45
85	Plus: Net Investment Income for the Collection Period		52,688.15

86	Subtotal: Reserve Fund Available for Distribution		12,415,539.60
87	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 45)		—
88	Less: Reserve Account Draw Amount (Item 75)		—

89	Subtotal Reserve Account Balance		12,415,539.60
90	Less: Excess Reserve Account Funds to Transferor (If Item 89 > Item 82)		52,688.15

91	Equals: Ending Reserve Account Balance		12,362,851.45

92	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

93	Current Period Net Residual Losses:	Units	Amounts
94	Aggregate Securitization Value for Scheduled Terminated Units	147	3,406,804.70
95	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(3,264,944.99)
96	Less: Aggregate Sales Proceeds/Recoveries for Prior Month Scheduled Terminated Units		(36,759.00)
97	Less: Excess Wear and Tear Received		(13,271.91)
98	Less: Excess Mileage Received		(45,595.68)

99	Current Period Net Residual Losses/(Gains)	147	46,233.12

100	Cumulative Net Residual Losses:
101	Beginning Cumulative Net Residual Losses	765	1,050,149.47
102	Current Period Net Residual Losses (Item 99)	147	46,233.12

103	Ending Cumulative Net Residual Losses	912	1,096,382.59

104	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.07%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 4-28-2007	PAGE 3

G.	POOL STATISTICS

105	Collateral Pool Balance Data		Initial	Current

106	Initial Aggregate Securitization Value		1,648,380,193	1,393,231,780
107	Initial Aggregate Base Residual Value		1,156,023,383	1,085,888,979
108	Number of Current Contracts		72,016	67,655
109	Weighted Average Lease Rate		3.46%	3.48%
110	Average Remaining Term		27.9	16.6
111	Average Original Term		37.0	37.0
112	Proportion of Base Prepayment Assumption Realized			83.58%
113	Actual Monthly Prepayment Speed			0.54%
114	Turn-in Ratio on Scheduled Terminations			87.76%

		Units	Book Amount	Securitization Value

115	Pool Balance - Beginning of Period	68,266	1,633,562,579	1,420,160,758
116	Depreciation/Payments		(22,787,562)	(14,324,308)
117	Gross Credit Losses	(40)	(872,907)	(813,499)
118	Early Terminations - Regular	(424)	(9,549,532)	(8,384,367)
119	Early Terminations - Lease Pull Aheads	—	—	—
120	Scheduled Terminations - Returned to VCI	(129)	(3,187,747)	(3,002,453)
121	Scheduled Terminations - Purchased	(18)	(433,833)	(404,352)

122	Pool Balance - End of Period	67,655	1,596,730,999	1,393,231,780

123	Delinquencies Aging Profile - End of Period	Units	Securitization Value	Percentage

124	Current	67,171	1,383,086,775	99.27%
125	31 - 90 Days Delinquent	448	9,335,169	0.67%
126	90+ Days Delinquent	36	809,836	0.06%

127	Total	67,655	1,393,231,780	100.00%

128	Credit Losses:		Units	Amounts

129	Aggregate Securitization Value on charged-off units		40	813,499
130	Aggregate Liquidation Proceeds on charged-off units			(605,517)
131	Recoveries on charged-off units			(12,620)

132	Current Period Aggregate Net Credit Losses/(Gains)		40	195,362

133	Cumulative Net Credit Losses:
134	Beginning Cumulative Net Credit Losses		138	977,581
135	Current Period Net Credit Losses (Item 132)		40	195,362

136	Ending Cumulative Net Residual Losses		178	1,172,943

137	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value			0.07%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 4-28-2007	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
6/20/2007	20,004,457
7/20/2007	21,199,124
8/20/2007	21,011,274
9/20/2007	23,008,891
10/20/2007	24,511,251
11/20/2007	44,502,994
12/20/2007	40,605,291
1/20/2008	70,655,356
2/20/2008	85,093,877
3/20/2008	49,716,504
4/20/2008	42,158,068
5/20/2008	61,514,997
6/20/2008	52,141,499
7/20/2008	62,859,078
8/20/2008	76,276,726
9/20/2008	74,530,657
10/20/2008	55,286,093
11/20/2008	43,325,926
12/20/2008	21,753,913
1/20/2009	30,825,474
2/20/2009	35,828,404
3/20/2009	51,999,733
4/20/2009	69,644,171
5/20/2009	68,718,114
6/20/2009	67,144,146
7/20/2009	27,617,653
8/20/2009	19,269,778
9/20/2009	18,367,494
10/20/2009	12,756,197
11/20/2009	11,563,571
12/20/2009	6,609,689
1/20/2010	9,800,389
2/20/2010	8,971,055
3/20/2010	12,389,606
4/20/2010	15,275,286
5/20/2010	20,584,092
6/20/2010	14,520,511
7/20/2010	945,525
8/20/2010	66,754
9/20/2010	66,479
10/20/2010	61,485
11/20/2010	44,212
12/20/2010	5,985
1/20/2011	—
2/20/2011	—
3/20/2011	—
4/20/2011	—
5/20/2011	—
6/20/2011	—
7/20/2011	—
8/20/2011	—
9/20/2011	—
10/20/2011	—
11/20/2011	—
12/20/2011	—
1/20/2012	—
2/20/2012	—
3/20/2012	—
4/20/2012	—
5/20/2012	—
Total:	1,393,231,780

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option exercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month